INITIAL PUBLIC OFFERING (Details Narrative) - Globis Acquisition Corp [Member] - $ / shares				4 Months Ended	9 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Shares Issued, Price Per Share	$ 10.10
Warrant [Member]
Stock Issued During Period, Shares, New Issues	4,188,889			4,188,889
Shares Issued, Price Per Share	$ 0.75
Up and Up Capital, LLC [Member]
Stock Issued During Period, Shares, New Issues		172,500	172,500
IPO [Member]
Stock Issued During Period, Shares, New Issues	11,500,000
Sale of Stock, Price Per Share					$ 10.10
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	1,500,000
Shares Issued, Price Per Share	$ 10.00
Over-Allotment Option [Member] | Warrant [Member]
Shares Issued, Price Per Share	$ 11.50
Private Securities [Member] | Globis SPAC LLC and Up and Up Capital, LLC [Member]
Stock Issued During Period, Shares, New Issues	100,833
Shares Issued, Price Per Share	$ 10.00
Placement Units [Member] | Up and Up Capital, LLC [Member]
Stock Issued During Period, Shares, New Issues				100,833	100,833
Sale of Stock, Price Per Share				$ 11.50	$ 11.50	$ 11.50